Employee Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Savings Plan
Employee contribution matched (as a percent)	100.00%
Contributions charged to expense	$ 23,113	$ 21,077	$ 24,169
Stock purchase plan
Employee contribution matched (as a percent)	15.00%
Contributions charged to expense	$ 1,600	$ 1,514	$ 1,378
Maximum
Retirement Savings Plan
Eligible employee compensation for matching contribution (as a percent)	4.00%
Company discretionary contributions (as a percent)	4.00%